RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule Of Amount Due From Related Parties
Due from related parties

	June 30,
	2022	2023
China Techenergy	$17,529	$16,281
Hollycon	15,066	13,984
Ningbo Hollysys	286	558
Beijing Digital	257	5
Others	—	2
Allowance for credit losses	(5,778)	(4,924)

	$27,360	$25,906

Schedule Of Amount Due To Related Parties	Due to related parties

	June 30,
	2022	2023
Ningbo Hollysys	$4,285	$3,869
China Techenergy	2,012	2,112
Hollycon	1	163
Others	1	11

	$6,299	$6,155

Schedule of Related Party Transactions
Purchases of goods and services from:

	Year ended June 30,
	2021	2022	2023
Ningbo Hollysys (i)	$3,051	$1,164	$1,823
Hollycon	7	569	143

	$3,058	$1,733	$1,966

(i)	The Company purchases products from Ningbo Hollysys which are used to provide an integrated automation and control system to its customers.

Sales of goods and integrated solutions to:

	Year ended June 30,
	2021	2022	2023
China Techenergy (i)	$8,458	$5,118	$12,207
Ningbo Hollysys (ii)	308	967	2,396
Hollycon (ii)	866	221	177

	$9,632	$6,306	$14,780

(i)
The Company sells automation control systems to China Techenergy which is used for non-safety
operations control in the nuclear power industry. China Techenergy incorporates the Company’s non-safety
automation control systems with their proprietary safety automated control systems to provide an overall automation and control system for nuclear power stations in China. The Company is not a party to the integrated sales contracts executed between China Techenergy and its customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to third party customers, as if China Techenergy is a consolidated subsidiary.

(ii)
The Company sells products to Hollycon and Ningbo Hollysys, which incorporate the Company’s product with their automated systems to provide an integrated automation and control system to their customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to third party customers, as if Hollycon and Ningbo Hollysys are consolidated subsidiaries.

Other income from:

	Year ended June 30,
	2021	2022	2023
Ningbo Hollysys (i)	$2,281	$133	$669
Hollycon (ii)	460	2,443	1,170
Beijing Digital	—	254	45
Others	—	—	7

	$2,741	$2,830	$1,891

(i)
The Company entered into an operating lease agreement with Ningbo Hollysys to lease part of a building in Beijing. The lease term is for one year from the commencement date of January 1, 202
3
 to December 31, 202
3
.

(ii)
The Company entered into an operating lease agreement with Hollycon to lease part of building located in Beijing. The lease term is for one year from the commencement date of January 1, 202
3
 to December 31, 202
3
.

Research and development:

	Year ended June 30,
	2021	2022	2023
Ningbo Hollysys (i)	$212	$208	$144

(i)	The Company purchases research and development services from Ningbo Hollysys for research and development projects in the field of intelligent manufacturing.